CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common shares of beneficial interest, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares of beneficial interest, shares authorized	150,000,000	100,000,000
Common shares of beneficial interest, shares issued	99,145,921	71,177,906
Common shares of beneficial interest, shares outstanding	99,145,921	71,177,906